Intangible Assets Net	12 Months Ended
Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets Net

NOTE 5 – INTANGIBLE ASSETS, net

Intangible assets, net, consists of the following as of December 31:

	2013	2012
Patents	$593,120	$572,764
Less accumulated amortization	(168,363)	(137,754)
Total intangible assets, net	$424,757	$435,010

Patents are amortized straight-line over a period of fifteen years. Amortization expense was $30,609, $30,610, and $168,363, for the years ended December 31, 2013 and 2012, and for the period from inception March 23, 2006 to December 31, 2013, respectively.